Statement of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents (note 6)	$ 83,899,070	$ 14,025,187
Accounts receivable	65,739	5,793
Other receivables	341,388	214,130
Prepaid expenses (note 17)	2,495,141	347,808
Prepaid inventory (note 15(iv))	339,051	339,051
Inventory		17,968
Total current assets	87,140,389	14,949,937
Non-current assets
Property and equipment (note 7)	356,493	479,554
Intangible assets (note 8)	379,246	463,690
Total assets	87,876,128	15,893,181
Current liabilities
Accounts payable and accrued liabilities (note 17)	4,859,352	2,466,262
Current portion of lease liability (note 9)	44,708	51,915
Derivative liability (note 10)	6,661,122
Total current liabilities	11,565,182	2,518,177
Non-current liabilities
Lease liability (note 9)	72,871	104,651
Total liabilities	11,638,053	2,622,828
Equity
Share capital (note 11)	142,918,829	51,923,471
Warrants (note 13)	4,176,780	4,460,728
Contributed surplus (note 12)	12,660,329	8,765,773
Deficit	(83,517,863)	(51,879,619)
Total equity	76,238,075	13,270,353
Total equity and liabilities	$ 87,876,128	$ 15,893,181